File Nos. 2-67061
                                                                        811-3025

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [__]


      Post-Effective Amendment No. 36                                   [X]
                                          and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 36                                                  [X]


                      (Check appropriate box or boxes.)

                   DREYFUS INSTITUTIONAL MONEY MARKET FUND
              (Exact Name of Registrant as Specified in Charter)

           c/o The Dreyfus Corporation

           200 Park Avenue, New York, New York                     10166
           (Address of Principal Executive Offices)                (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                             Mark N. Jacobs, Esq.
                                 200 Park Avenue

                           New York, New York 10166
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
      ----


       X   on  May 1, 2002 pursuant to paragraph (b)
      ----


           60 days after filing pursuant to paragraph (a)(1)
      ----
           ON     (DATE)      pursuant to paragraph (a)(1)
              ---------------
      ----
           75 days after filing pursuant to paragraph (a)(2)
      ----
           ON     (DATE)      pursuant to paragraph (a)(2) of Rule 485
              ---------------
      ----

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      ----


Dreyfus Institutional Money Market Fund

Seeking a high level of current income and a stable $1.00 share price


PROSPECTUS May 1, 2002




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





(PAGE)

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                                1

Main Risks                                                                   2


Past Performance and Expenses

       Money Market Series                                                   3

       Government Securities Series                                          4


Management                                                                   5

Financial Highlights                                                         6

Account Information
--------------------------------------------------------------------------------

Account Policies                                                             7

Distributions and Taxes                                                      8

Services for Fund Investors                                                  9

Instructions for Accounts                                                   10

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.



(PAGE)

Dreyfus Institutional Money Market Fund
                      ------------------------------------------------------

Ticker Symbols:         MONEY MARKET SERIES:           DMSXX

                        GOVERNMENT SECURITIES SERIES:  DINXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

The fund permits an investor to invest in two separate portfolios, the Money Market Series and the Government Securities Series.

The MONEY MARKET SERIES invests in a diversified portfolio of high quality, short-term debt securities, including:


* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities


* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign branches of domestic banks

*    repurchase agreements

*    asset-backed securities


* commercial paper and other short-term corporate obligations of domestic issuers, including those with floating or variable rates of interest


* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the Money Market Series invests at least 25% of its total assets in bank obligations.


The GOVERNMENT SECURITIES SERIES invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.


Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations


REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer where the seller agrees to repurchase a security at an agreed upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.


The Fund



(PAGE 1)

MAIN RISKS

An investment in the Money Market Series or Government Securities Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each series seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in either series. Additionally, each series' yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While each series has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the series' income level and/or share price:

* interest rates could rise sharply, causing the value of the series' securities, and share price, to drop

* as to the Money Market Series, any of the series' holdings could have its credit rating downgraded or could default

* as to the Money Market Series, the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry


* as to the Money Market Series, the risks generally associated with dollar-denominated securities issued by foreign branches of domestic banks, or foreign governments such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, each series is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.




(PAGE 2)

Money Market Series



PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the Money Market Series. The bar chart shows the changes in the series' performance from year to year. The table shows the series' average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

3.51    2.76    3.65    5.57    5.03    5.17    5.14    4.78    6.05    4.06
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                       +1.57%

WORST QUARTER:                   Q4 '01                       +0.63%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

4.06%                              5.04%                           4.57%


For the series' current 7-day yield, call toll-free: 1-800-645-6561.

What this series is -- and isn't

This series is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in this fund, but also has the potential to make money.



EXPENSES


Investors pay certain fees and expenses in connection with the series, which are described for the Money Market Series in the table below. Annual series operating expenses are paid out of the series' assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.


--------------------------------------------------------------------------------

Fee table

ANNUAL SERIES OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Shareholder services fee                                                0.01%

Other expenses                                                          0.02%
--------------------------------------------------------------------------------

TOTAL                                                                   0.53%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$54                                  $170                                 $296                                 $665


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether the investor sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund








(PAGE 3)

Government Securities Series

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the Government Securities Series. The bar chart shows the changes in the series' performance from year to year. The table shows the series' average annual total return over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

3.44    2.63    3.49    5.36    4.84    4.95    4.87    4.34    5.58    3.59
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                       +1.47%

WORST QUARTER:                   Q4 '01                       +0.52%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

3.59%                              4.66%                           4.30%


For the series' current 7-day yield, call toll-free: 1-800-645-6561.

What this series is -- and isn't

This series is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in this fund, but also has the potential to make money.



EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described for the Government Securities Series in the table below. Annual series operating expenses are paid out of the series' assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

ANNUAL SERIES OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Shareholder services fee                                                 0.05%

Other expenses                                                           0.11%
--------------------------------------------------------------------------------

TOTAL                                                                    0.66%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$67                                  $211                                 $368                                 $822


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether the investor sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.









(PAGE 4)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $192 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of each series' average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including approximately $592 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund



(PAGE 5)

FINANCIAL HIGHLIGHTS

The following tables describe each series' performance for the fiscal periods indicated. "Total return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with each series' financial statements, is included in the fund's annual report, which is available upon request.



                                                                                             YEAR ENDED DECEMBER 31,

 MONEY MARKET SERIES                                                              2001      2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .040       .059      .047       .050       .051

 Distributions:          Dividends from investment income -- net               (.040)     (.059)    (.047)     (.050)     (.051)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                4.06       6.05      4.78       5.14       5.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .53        .56       .56        .57        .57

 Ratio of net investment income to average net assets (%)                        3.94       5.89      4.67       5.02       5.06
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        858,014    676,949   592,446    540,282    531,436

                                                                                              YEAR ENDED DECEMBER 31,

 GOVERNMENT SECURITIES SERIES                                                     2001      2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .035       .054      .043       .048       .048

 Distributions:          Dividends from investment income -- net               (.035)     (.054)    (.043)     (.048)     (.048)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.59       5.58      4.34       4.87       4.95
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .66        .66       .68        .68        .61

 Ratio of net investment income to average net assets (%)                        3.56       5.41      4.26       4.76       4.84
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         92,607     93,255    82,894     68,615    107,694








(PAGE 6)

Account Information

ACCOUNT POLICIES

Buying shares


INVESTORS PAY NO SALES CHARGES to invest in this fund. The price for fund shares is the relevant series' net asset value per share (NAV), which generally is calculated twice a day: at 12:00 noon Eastern time and as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on days the exchange, or the fund's transfer agent as to the Money Market Series only, is open for regular business. Orders will be priced at the next NAV calculated after they are accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on amortized cost.

--------------------------------------------------------------------------------

Minimum investments

                                Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                $50,000            $100

DREYFUS AUTOMATIC               $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. Investors may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.



Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.


Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME. Shares will be sold at the next NAV calculated after a sale order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

* the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

--------------------------------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                 Minimum                Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM             $250,000 PER DAY

WIRE                    $1,000                 $500,000 FOR JOINT ACCOUNTS
                                               EVERY 30 DAYS

DREYFUS                 $500                   $500,000 FOR JOINT ACCOUNTS
TELETRANSFER                                   EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. An investor can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.







(PAGE 7)

General policies

UNLESS AN INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

*    refuse any purchase or exchange request

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


The fund may also process purchase and sale orders and calculate its net asset value on days that the fund's primary trading markets are open and the fund's management determines to do so.


Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.




DISTRIBUTIONS AND TAXES

THE FUND USUALLY DISTRIBUTES to its shareholders dividends from its net investment income once a month and distributes any net capital gains it has realized once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.



DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most shareholders as ordinary income (unless an investment is in a tax-deferred account). The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in annual tax statements from the fund.

Because everyone's tax situation is unique, an investor should always consult a tax professional about federal, state and local tax consequences.


Third-party investments

Investments made through a third party (rather than directly with Dreyfus) may be subject to policies and fees different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.




(PAGE 8)

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM INVESTORS PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult a financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, the investor selects a schedule and amount, subject to certain restrictions. Investors can set up most of these services with their application, or by calling their financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.

Checkwriting privilege

INVESTORS MAY WRITE REDEMPTION CHECKS against their account in amounts of $500 or more. These checks are free; however, a fee will be charged if an investor requests a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate checks or use them to close the account.

Exchange privilege

INVESTORS CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into certain others. Investors can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). There is currently no fee for exchanges, although an investor may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.


Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE ENABLES an investor to invest regularly (on a semi-monthly, quarterly or annual basis), in exchange for shares of a fund, in shares of certain other Dreyfus funds. There is currently no fee for this privilege.

Other automatic services

CERTAIN OTHER SERVICES FOR BUYING AND SELLING shares automatically are offered by the funds. See the Statement of Additional Information (SAI) for further information.

Account Information




(PAGE 9)

INSTRUCTIONS FOR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9299, Boston, MA 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * Money Market Series
DDA# 8900051922

   * Government Securities Series
DDA# 8900051949

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* Money Market Series DDA# 8900051922

* Government Securities Series DDA# 8900051949

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:

The Dreyfus Family of Funds
P.O. Box 9263, Boston, MA 02205-8501


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $10,000 or more.

 Make checks payable to: THE DREYFUS FAMILY OF FUNDS

 or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.To open an account, make subsequent investments or to sell shares, please contact your financial representative Concepts to understand.

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.



(PAGE 10)

NOTES

(PAGE)


NOTES

(PAGE)


NOTES

(PAGE)


For More Information

Dreyfus Institutional Money Market Fund
--------------------------------------
SEC file number:  811-3025

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-242-8671

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
179-195P0502

(PAGE)



----------------------------------------------------------------------------

                    DREYFUS INSTITUTIONAL MONEY MARKET FUND

                          GOVERNMENT SECURITIES SERIES

                               MONEY MARKET SERIES

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002

------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Government Securities Series and Money Market Series (each, a "series") of Dreyfus Institutional Money Market Fund (the "Fund"), dated May 1, 2002, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


                     Call Toll Free -- 1-800-645-6561
                     In New York City -- Call 1-718-895-1396
                     Outside the U.S. -- Call 516-794-5452

      The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                          TABLE OF CONTENTS
                                                           PAGE

Description of the Fund and Series..........................B-2
Management of the Fund......................................B-8
Management Arrangements....................................B-12
How to Buy Shares..........................................B-15
Shareholder Services Plan..................................B-18
How to Redeem Shares.......................................B-18
Shareholder Services.......................................B-21
Portfolio Transactions.....................................B-24
Determination of Net Asset Value...........................B-24
Dividends, Distributions and Taxes.........................B-25
Yield Information..........................................B-26
Information About the Fund and Series......................B-26
Counsel and Independent Auditors...........................B-28
Appendix...................................................B-29

                       DESCRIPTION OF THE FUND AND SERIES

      The Fund was incorporated under Maryland law on March 19, 1980. The Fund began offering shares of the Government Securities Series on April 1, 1982, and shares of the Money Market Series on May 4, 1982. On April 27, 1987, the Fund was reorganized as a Massachusetts business trust. The Fund is an open-end management investment company, known as a money market mutual fund. Each series is a diversified fund, which means that, with respect to 75% of its total assets, the series will not invest more than 5% of its assets in the securities of any single issuer.

      The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

      Dreyfus Service Corporation ("the Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

      The following information supplements and should be read in conjunction with the Fund's Prospectus.


      U.S. GOVERNMENT SECURITIES. Each series may invest in securities issued or guaranteed by the U.S. Government, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance such as Treasury Bills, Treasury Notes and Treasury Bonds. In addition, the Money Market Series may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


      BANK OBLIGATIONS. (Money Market Series only) The Money Market Series may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, London branches of domestic banks, and loan associations and other banking institutions.

      Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

      Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.



      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.




      Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Money Market Series are insured by the FDIC (although such insurance may not be of material benefit to the Money Market Series, depending upon the principal amount of the CDs of each bank held by the Money Market Series) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branches or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches are not necessarily subject to the same or similar regulatory requirements as apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, the Manager carefully evaluates such investments on a case-by-case basis.


      FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (Money Market Series only) The Money Market Series may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Money Market Series may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

      REPURCHASE AGREEMENTS. Each series may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the series buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the series under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the series which enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the series' ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the series will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the series may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

      COMMERCIAL PAPER. (Money Market Series only) The Money Market Series may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Money Market Series will consist only of direct obligations issued by domestic entities. The other corporate obligations in which the Money Market Series may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic corporations, including banks.

      FLOATING AND VARIABLE RATE OBLIGATIONS. (Money Market Series only) The Money Market Series may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Money Market Series to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Money Market Series, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Money Market Series' right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      ASSET-BACKED SECURITIES. (MONEY MARKET SERIES ONLY) The Money Market Series may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

      ILLIQUID SECURITIES. Each series may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the series' investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the series is subject to a risk that should the series desire to sell them when a ready buyer is not available at a price the series deems representative of their value, the value of the series' net assets could be adversely affected.

INVESTMENT TECHNIQUES

      The following information supplements and should be read in conjunction with the Fund's Prospectus.

      BORROWING MONEY. Each series may borrow money from banks for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the series' total assets, the series will not make any additional investments.


      LENDING PORTFOLIO SECURITIES. (Government Securities Series only) The Government Securities Series may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the series remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The series also has the right to terminate a loan at any time. The series may call the loan to vote proxies if a material issue affecting the series' investment is to be voted upon. Loans of portfolio securities may not exceed 20% of the value of the Government Securities Series' total assets. The series will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the series will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Government Securities Series may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the series derived from lending its portfolio securities. Should the borrower of the securities fail financially, the series may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Government Securities Series will also bear the risk of any decline in value of securities acquired with cash collateral. The series will minimize this risk by limiting the investment of cash collateral to U.S. Treasury securities or repurchase agreements.


CERTAIN INVESTMENT CONSIDERATIONS AND RISKS


      FOREIGN SECURITIES. Since the Money Market Series' portfolio may contain securities issued by foreign branches of domestic banks and obligation issued or guaranteed by one or more foreign governments or any of their political sub-division, agencies or instrumentalities, this series may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits, and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on these securities.


      BANK SECURITIES. To the extent the Money Market Series' investments are concentrated in the banking industry, the series will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure the credit losses. In addition, the value of and the investment return on the Money Market Series' shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Money Market Series, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

      SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

INVESTMENT RESTRICTIONS


      The Fund's investment objective is a fundamental policy, which cannot be changed, as to a series, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting shares of such series. Under normal circumstances, the Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. Government , and repurchase agreements relating to such securities. The Fund has adopted a policy to provide shareholders of the Government Securities Series with at least 60 days' prior notice of any change in its policy to so invest the series' assets. In addition, the Fund has adopted investment restrictions numbered 1 through 10, with respect to each series, and investment restrictions numbered 12 and 13, with respect to the Money Market Series only, as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed, as to a series, by a vote of a majority of the Fund's Board members at any time. Neither series may:


      1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of a series' total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the series' total assets, the series will not make any additional investments.

      3. Pledge, hypothecate, mortgage or otherwise encumber its assets except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

      4.   Sell securities short or purchase securities on margin.

      5.   Write or purchase put or call options.

      6.   Underwrite the securities of other issuers.

      7. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      8. Make loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Prospectus. However, the Government Securities Series may lend securities to brokers, dealers and other institutional investors, but only when the borrower deposits collateral consisting of cash or U.S. Treasury securities with the Government Securities Series and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities loaned. Such loans will not be made if, as a result, the aggregate value of the securities loaned exceeds 20% of the value of the Government Securities Series' total assets.

      9.   Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the series' net assets would be so invested.

      The following investment restrictions numbered 12 and 13, which are fundamental policies, apply only to the Money Market Series. The Money Market Series may not:

      12. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Money Market Series will not invest more than 5% of its assets in the obligations of any one bank.

      13. Invest less than 25% of its assets in obligations issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, if at some future date available yields on bank securities are significantly lower than yields on other securities in which the Money Market Series may invest, the Money Market Series may invest less than 25% of its assets in bank obligations.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND


      The Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with and those companies that furnish services to the Fund. These companies are as follows:


      The Dreyfus Corporation.............Investment Adviser
      Dreyfus Service Corporation.........Distributor
      Dreyfus Transfer, Inc...............Transfer Agent
      The Bank of New York................Custodian


      Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board members and obligations, are shown below.

BOARD MEMBERS OF THE FUND1
-------------------------

Name  (Age)
Position with Fund  Principal Occupation  Other Board Memberships and
(Since)             During Past 5 Years   Affiliations
------------------  --------------------  ---------------------------
                                          The Muscular Dystrophy
JOSEPH S.           Corporate Director      Association, Director
DiMartino (58)      and Trustee           Carlyle Industries, Inc., a
Chairman of the                             button packager and
BOARD (1995)                                DISTRIBUTOR, DIRECTOR
                                          Century Business Services,
                                            Inc., a provider of
                                            outsourcing functions for
                                            small and medium size
                                            COMPANIES, DIRECTOR
                                          The Newark Group, a provider of a
                                            national market of paper recovery
                                            facilities, paperboard mills and
                                            paperboard converting PLANTS,
                                            DIRECTOR
                                          QuikCAT.com, a developer of
                                            high speed movement, routing,
                                            storage and encryption of
                                            DATA, DIRECTOR

David P. Feldman    Corporate Director    59 Wall Street Mutual Funds
(62)                and Trustee           Group (11 funds),
BOARD MEMBER (1994)                         DIRECTOR

                                          The Jeffrey Company, a private
                                          investment company,
                                            DIRECTOR
                                          QMED, a medical devise
                                          company,
                                            DIRECTOR

1 None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.


James F. Henry      President, CPR        CPR Institute for Dispute
(71)                Institute for           Resolution,
BOARD MEMBER (1991) DISPUTE RESOLUTION,     DIRECTOR
                    a non-profit
                    organization
                    principally engaged
                    in the development
                    of alternatives to
                    business litigation

Rosalind Gersten    Merchandise and
Jacobs(76)          marketing consultant
Board Member (1991)

Dr. Paul A. Marks   President and Chief   Memorial Sloan-Kettering
(75)                Executive             Cancer Center,
BOARD MEMBER (1991) OFFICER OF MEMORIAL    DIRECTOR
                    Sloan-Kettering       Pfizer, Inc., pharmaceutical

                    Cancer Center           company,
                    (RETIRED 1999)         DIRECTOR

Dr. Martin Peretz   Editor-in-Chief of    Academy for Liberal Education,
(62)                The                     an accrediting agency
Board Member (1991) New                     for colleges and
                    Republic Magazine       universities certified by

                    Lecturer   in  Social   the U.S. Department of
                    Studies at Harvard      Education
                     University           Electronic Newsstand,
                    Co-Chairman of          distributor of magazines on
                    TheStreet.com,          the
                    a                       web
                    financial daily on    Digital Learning Group, LLC.,
                    the web               an online
                                            Publisher of college
                                            textbooks

Bert W. Wasserman   Financial Consultant  Malibu Entertainment
(69)                                      INTERNATIONAL, INC, DIRECTOR
Board Member (1993)                       Lillian Vernon Corporation,
                                          DIRECTOR

                                          PSC, INC, DIRECTOR

      Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters, the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board, and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee, comprised of any one Board member. The function of the pricing committee is to assist in valuing the Series' investments. The audit committee met three times and the compensation committee met once during the fiscal year ended December 31, 2001. The nominating and pricing committees had no meetings during the last fiscal year.

      The table below indicates each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2001.


                                                           Aggregate Holding
                               Dreyfus Institutional        of Funds in the
Name of Board Member           Money Market Fund       Dreyfus Family of Funds
--------------------           ---------------------   ------------------------


      Joseph S. DiMartino          None                      Over $100,000

      David P. Feldman             None                      $50,001-$100,000

      James F. Henry               None                      None

      Rosalind G. Jacobs           None                      $10,001-$50,000

      Dr. Paul A. Marks            None                      None

      Dr. Martin Peretz            None                      $1-$10,000

      Bert W. Wasserman            None                      $10,001-$50,000

---------------------------------------------------------------------
      As of December 31, 2001, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      The Fund pays its Board members its allocated portion of an annual retainer of $40,000 and a fee of $6,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and eight other funds (comprised of 24 portfolios) in the Dreyfus Family of Funds and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Fund, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2001, is as follows:


                                                        Total
                                                  Compensation from
                             Aggregate            the Fund and Fund
   Name of Board         Compensation from         Complex Paid to
       Member                the Fund              Board Members**
----------------         -----------------        -----------------


Joseph S. DiMartino           $10,561                 $810,312 (190)

David P. Feldman              $8,443                  $167,000 (54)

John M. Fraser, Jr.+          $2,452                  $33,000 (41)

James F. Henry                $8,443                  $71,000 (25)

Rosalind Gersten Jacobs       $8,443                  $116,500 (37)

Irving Kristol++              $3,559                  $29,250 (25)

Dr. Paul A. Marks             $8,443                  $71,000 (25)

Dr. Martin Peretz             $8,443                  $71,000 (25)

Bert W. Wasserman             $8,379                  $70,500 (25)



--------------------------------------------------------------------------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $628 for Government Securities Series and $2,296 for Money Market Series for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the series, for which the Board member serves.

+    Emeritus Board member Securities since May 24, 2000.

++ Emeritus Board member Securities since January 22, 2000.

OFFICERS OF THE FUND


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
      Executive Officer and, Chief Operating Officer, Chief Investment Officer of the Manager, and an officer of 92 investment companies (comprised of 183 portfolios) advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old and has been an employee of the Manager since May 1995.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) advised and administered by the Manager. He is 56 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, SECRETARY SINCE MARCH 2000. Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 183 portfolios) advised and administered by the Manager. He is 42 years old and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
      Counsel and Assistant Secretary of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) advised and administered by the Manager. He is 52 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, ASSOCIATE SECRETARY SINCE MARCH 2000. Associate General
      Counsel of the Manager, and an officer of 21 investment companies (comprised of 39 portfolios) advised and administered by the Manager. He is 50 years old and has been an employee of the Manager since May 1986.

MICHAEL CONDON, TREASURER SINCE NOVEMBER 2001. Senior Treasury Manager of the
      Manager, and an officer of 35 investment companies (comprised of 76 portfolios) advised and administered by the Manager. He is 40 years old and has been an employee of the Manager since August 1994.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001. Mutual Fund Tax
      Director of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1993.

      The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

      The Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares of outstanding on April 4, 2002.

      The following are known by the Fund to own of record 5% or more of the outstanding voting securities of the Government Securities series as of April 4, 2002: Fiduciary Trust Co International Customers Account, Attn Robert Marte, PO Box 3199, New York, NY 10008-3199 - 38.81%; Banc of America Securities LLC, Money Market Funds Omnibus, 200 N College St Fl 3, Charlotte, NC 28255-0001 - 18.9%; Chase Manhattan Bank, STIF Unit Attn Jeanie Schneider, 811 RUSK ST 18TH FL HCB 340, Houston Texas 77002-2805 - 11.04%; and The Bear Stearns Companies Inc, Profit Sharing Plan, Profit Sharing Account Attn Caroline Samuel Acct/Ctri, 101 Carnegie Ctr, Princeton, NJ 08540-6231 - 7.19%.

      The following are known by the Fund to own of record 5% or more of the outstanding voting securities of the Money Market series as of April 4, 2002:
Hare & Co, C/O Bank of New York, Attn Bima Saha, 1 Wall St, New York NY 10005-2500 - 82.5%; and Banc Of America Securities LLC, Money Market Funds Omnibus, 200 N College St Fl 3, Charlotte NC 28255-0001 - 10.67%.


                             MANAGEMENT ARRANGEMENTS


      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.


      The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Fund. As to each series, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such series, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each series, the Agreement is terminable without penalty on 60 days' notice by the Fund's Board or by vote of a majority of the outstanding voting securities of such series or, on 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant series, in the event of its assignment (as defined in the 1940 Act).


      In approving the current Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager, the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the series' investment strategies; the personnel, resources and experience of the Manager; the series' performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; and ancillary benefits the Manager may receive from its relationship with the Fund.

      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer, and Chief Operating Officer; Thomas F. Eggers, President and a director; Steven R. Byers, Chief Investment Officer, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; Michael G. Millard, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Diane P. Durnin, Senior Vice President-Product Development; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar Vice President-Tax; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.


      The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Bernard W. Kiernan, Jr., Patricia A. Larkin, James C. O'Connor and Thomas Riordan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund as well as for other funds advised by the Manager.

      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in funds(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities, on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees, or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of registrars and custodians, transfer and dividend disbursing agents' fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, all costs of insurance obtained other than under a blanket policy covering one or more other investment companies managed by the Manager, costs attributable to investor services (including, allocable telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders and any extraordinary expenses. Expenses attributable to a particular series are charged against the assets of that series; other expenses of the Fund are allocated between the series on the basis determined by the Board members, including, but not limited to, proportionately in relation to the net assets of each series.


      As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of each series' average daily net assets. All expenses are accrued daily and deducted before declaration of dividends to investors. The management fees paid by the Money Market Series to the Manager for the fiscal years ended December 31, 1999, 2000 and 2001 amounted to $2,817,113, $3,075,824 and $3,619,273, respectively. The management fees paid by the Government Securities Series to the Manager for the fiscal years ended December 31, 1999, 2000 and 2001 amounted to $396,676, $384,348 and $546,993, respectively.


      The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage commissions, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1% of the value of the average net assets of either series for the year, the Fund may deduct from the management fees charged to the series or the Manager will bear such excess amount.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of a series' net assets increases.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9263, Boston, Massachusetts 02205-8501, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


      The Bank of New York (the "Custodian"), 15 Broad Street, New York, New York 10286, is the Fund's custodian. Under a custody agreement with the Fund, the Custodian holds the series' securities and keeps all necessary accounts are records. The Custodian has no part in determining the investment policies of the series or which securities are to be purchased or sold by the series.


                                HOW TO BUY SHARES

      GENERAL. Shares of each series are sold without a sales charge. You may be charged a fee if you effect transactions in shares of either series through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

      The minimum initial investment in each series is $50,000, unless you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $50,000. Subsequent investments in either series must be at least $100. The initial investment must be accompanied by the Account Application. Shares also may be purchased through DREYFUS-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege and Dreyfus Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

      Each series' shares are sold on a continuous basis at the net asset value per share next determined after an order and Federal Funds (monies of member banks within the Federal Reserve system which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested.

      The net asset value per share of each series is determined twice each business day at 12:00 Noon, Eastern time, and as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange or, with respect to the Money Market Series, the Transfer Agent is open for regular business. Net asset value per share is computed by dividing the value of the net assets of each series (i.e., the value of its assets less liabilities) by the total number of shares of such series outstanding. See "Determination of Net Asset Value." If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared on that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, your shares will begin to accrue dividends on the following business day. Qualified institutions may telephone orders for purchase of either series' shares. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on such series' shares declared on that day if such order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by the Transfer Agent by 4:00 p.m., Eastern time.

      USING FEDERAL FUNDS. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a securities dealer, bank or other financial institution and your order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have a sufficient Federal Funds or cash balance in your brokerage account with a securities dealer, bank or other financial institution, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

      PROCEDURES FOR MULTIPLE ACCOUNTS. Special procedures have been designed for banks and other institutions that wish to open multiple accounts. The institution may open a single master account by filing one application with the Transfer Agent and may open individual sub-accounts at the same time or at some later date. The Transfer Agent will provide each institution with a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account at no additional charge. Upon receipt of funds for investment by interbank wire, the Transfer Agent will promptly confirm the receipt of the investment by telephone or return wire to the transmitting bank, if the investor so requests.

      The Transfer Agent also will provide each institution with a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.


      DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares of either series by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      DREYFUS TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business and will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank day following such purchase order. To qualify to use Dreyfus TeleTransfer, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."


      TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers who may charge a transaction fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer not take physical delivery of share certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

      There is no sales or service charge by the Fund or the Distributor although investment dealers, banks and other financial institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from the investor's account, which on smaller accounts could constitute a substantial portion of distributions. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

      REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

                            SHAREHOLDER SERVICES PLAN

      The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed the annual rate of 0.25% of the value of each series' average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

      A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.


      The fees paid by the Money Market Series and the Government Securities Series pursuant to the Plan for the fiscal year ended December 31, 2001 amounted to $55,069 and $59,660, respectively.


                              HOW TO REDEEM SHARES

      GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check by Dreyfus TELETRANSFER PRIVILEGE OR THROUGH DREYFUS-AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or TELEPHONE OR PURSUANT TO THE DREYFUS TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase CHECK OR THE DREYFUS TELETRANSFER purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      CHECKWRITING PRIVILEGE. The Fund provides redemption checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment of payment, if they are otherwise in good order. If you hold shares in a Dreyfus sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.

      WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the redemption request is received by the Transfer Agent in proper form prior to 12:00 Noon, New York time, on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."


      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."


      SHARE CERTIFICATES; SIGNATURES. Any certificate representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the relevant series' net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the relevant series in case of an emergency or any time a cash distribution would impair the liquidity of such series to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the series' portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any periods when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES


      FUND EXCHANGES. You may purchase, in exchange for shares of a series of the Fund, shares of the Fund's other series, shares of certain other funds managed or administered by the Manager, or shares of funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


      A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.


      To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic INSTRUCTIONS (INCLUDING OVER THE DREYFUS EXPRESSSM voice response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchanges.


      DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of certain other funds in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value set forth above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. Shares may be exchanged only between accounts having identical names and other identifying designations. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(R). DREYFUS-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

      DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the Automated Clearing House system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.


      DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of a fund advised by Founders, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


      A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

      B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      QUARTERLY DISTRIBUTION PLANS. The Quarterly Distribution Plan permits you to receive quarterly payments from the Fund consisting of proceeds from the redemption of shares purchased for your account through the automatic reinvestment of dividends declared on your account during the preceding calendar quarter. You may open a Quarterly Distribution Plan by submitting a request to the Transfer Agent. The Quarterly Distribution Plan may be ended at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued must be presented before redemption under the Quarterly Distribution Plan.

                             PORTFOLIO TRANSACTIONS

      Portfolio securities ordinarily are purchased from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by the Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

      Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates.

      Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.

                        DETERMINATION OF NET ASSET VALUE

      AMORTIZED COST PRICING. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

      The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Board will consider promptly what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

      NEW YORK STOCK EXCHANGE AND TRANSFER AGENT CLOSINGS. The holidays (as observed) on which the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.
In addition, the New York Stock Exchange is closed on Good Friday.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Management believes that each series has qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended December 31, 2001. Each series intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the series of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the series does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.

      The Fund ordinarily declares dividends from each series' net investment income on each day the New York Stock Exchange or, with respect to the Money Market Series, the Transfer Agent is open for business. Each series' earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last business day of each month and automatically are reinvested in additional shares of the series from which they were paid at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                                YIELD INFORMATION


      For the seven-day period ended December 31, 2001, the Money Market Series' yield was 2.11% and its effective yield was 2.13%. For the seven-day period ended December 31, 2001, the Government Securities Series' yield was 1.69% and its effective yield was 1.70%. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


      Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

      Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC's Money Fund Report(TM), Bank Rate Monitor(TM),N. Palm Beach, Fla. 33408, Morningstar, Inc. and other industry publications.
From time to time, the Fund in its advertising and sales literature may refer to the growth of assets managed or administered by the Manager over certain time periods.


                      INFORMATION ABOUT THE FUND AND SERIES


      Each series share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each series are of one class and have equal rights. Shares have no preemptive, subscription, or conversion rights and are freely transferable.


      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Board member. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

      The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholders of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      To date, the Board has authorized the creation of two series of shares. All consideration received by the Fund for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Fund has the ability to create, from time to time, new series without shareholder approval.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

        To offset the relatively higher costs of servicing smaller accounts, the Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000 and will apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.

      The Fund sends annual and semi-annual financial statements to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.


      Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Fund.

                                    APPENDIX


      Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch").


COMMERCIAL PAPER AND SHORT-TERM RATINGS

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments. The rating Fitch-2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

      Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degree from issues rated AAA.

      Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

      Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events. Bonds rated AA by Fitch are judged by Fitch to be of very high credit quality. The AA rating by Fitch denotes a very low expectation of credit risk. The AA rating by Fitch indicates a very strong capacity for timely payment of financial commitments; the capacity is not significantly vulnerable to foreseeable events.

      Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

      In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.




                    DREYFUS INSTITUTIONAL MONEY MARKET FUND
                           PART C. OTHER INFORMATION
                       --------------------------------


Item 23.   Exhibits

-------    ----------


   (a) Registrant's Agreement and Declaration of Trust, as amended, is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on April 29, 1996.

   (b) Registrant's By-Laws, as amended is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on April 26, 2000.

   (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on March 2, 1995.

   (e) Distribution Agreement and Forms of Service Agreements is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on April 26, 2000.


   (g) (1) Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on April 29, 1996. Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on April 29, 1996.

   (g) (2) Amendment to Custody Agreement.

   (g) (3) Foreign Custody Manager Agreement.


   (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on April 29, 1996.

   (j)     Consent of Independent Auditors.


   (p) Code of Ethics adopted by the Registrant and its investment adviser and principal underwriter is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 27, 2001.


OTHER EXHIBITS

(a)   Powers of Attorney.

(b)   Certificate of Assistant Secretary.
..

-------    -----------------------------------------------------

           Other Exhibits

           --------------

                (a)  Powers of Attorney.

                (b)  Certificate of Assistant Secretary.

Item 24.   Persons Controlled by or under Common Control with Registrant.
-------    -------------------------------------------------------

           Not Applicable

Item 25.   Indemnification

-------    ---------------

           The Statement as to the general effect on any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registration is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 23b of Part C of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on April 26, 2000.

           Reference is also made to the Distribution Agreement incorporated by reference to Exhibit (23)(e) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on April 26, 2000.

Item 26.   Business and Other Connections of Investment Adviser.
-------    ----------------------------------------------------

           The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)
----------------------------------------------------------------------------------

                  OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director, Vice Chairman,
and Chief Investment Officer

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Dreyfus Investment                    Chairman of the Board         1/97 - Present
Chief Operating Officer            Advisors, Inc.++                      Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
President and  Director                                                  and Chairman of the
                                                                         Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Boston Safe Advisors, Inc*            Chairman of the Board         10/01 - Present
                                                                         Chief Executive Officer       10/01 - Present

                                   Founders Asset Management             Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                     10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation #5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman
                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation+         Vice Chairman                  9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director         2/99 - Present
                                   Inc.

                                   TBC Securities, Inc.                  President and Director         2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc.*             Chairman & CEO                 1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                 1/99 - Present
                                   Company

                                   Mellon Private Trust Co., N.A.        Chairman                       4/97 - Present
                                   2875 Northeast 191st Street,          Director                       4/97 - Present
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee             8/98 - Present

                                   Mellon Bank, N.A.+                    Exec. Management Group          8/01 - Present
                                                                         Exec. Vice President            2/99 - 9/01

                                   Mellon Trust of New York National     Chairman                       4/98 - Present
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - Present
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street            Director                    11/98 - Present
                                   North Miami, FL 33180

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director
                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company*                              Member

                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England                       Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments             Non-Resident Director         11/98 - Present
                                   Japan Co.
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present




MICHAEL G. MILLARD                 Dreyfus Service Corporation++         Director                      8/00 - Present
Director and Vice Chairman                                               Executive Vice President      8/00 - Present
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division


                                   Boston Safe Advisors, Inc.*           Director                      10/01 - Present

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Boston Safe Advisors, Inc.*           Director                      10/01 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1ST Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
DIRECTOR                           LLC****                               Chief Executive Officer       12/98 - Present

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
GENERAL COUNSEL,                   Advisors, Inc.++
Executive Vice President, and
SECRETARY                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The Truepenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

DIANE P. DURNIN                    None
Senior Vice President - Product
Development

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Boston Safe Advisors, Inc.*           Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, De 19808

                                   The Truepenny Corporation++           Vice President                10/98 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site a Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++

WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The Truepenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary

                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++




*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.




Item 27.   Principal Underwriters
________   ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)      Dreyfus A Bonds Plus, Inc.
2)      Dreyfus Appreciation Fund, Inc.
3)      Dreyfus Balanced Fund, Inc.
4)      Dreyfus BASIC Money Market Fund, Inc.
5)      Dreyfus BASIC Municipal Fund, Inc.
6)      Dreyfus BASIC U.S. Government Money Market Fund
7)      Dreyfus California Intermediate Municipal Bond Fund
8)      Dreyfus California Tax Exempt Bond Fund, Inc.
9)      Dreyfus California Tax Exempt Money Market Fund
10)     Dreyfus Cash Management
11)     Dreyfus Cash Management Plus, Inc.
12)     Dreyfus Connecticut Intermediate Municipal Bond Fund
13)     Dreyfus Connecticut Municipal Money Market Fund, Inc.
14)     Dreyfus Florida Intermediate Municipal Bond Fund
15)     Dreyfus Florida Municipal Money Market Fund
16)     Dreyfus Founders Funds, Inc.
17)     The Dreyfus Fund Incorporated
18)     Dreyfus GNMA Fund, Inc.
19)     Dreyfus Government Cash Management Funds
20)     Dreyfus Growth and Income Fund, Inc.
21)     Dreyfus Growth and Value Funds, Inc.
22)     Dreyfus Growth Opportunity Fund, Inc.
23)     Dreyfus Premier Fixed Income Funds
24)     Dreyfus Index Funds, Inc.
25)     Dreyfus Institutional Money Market Fund
26)     Dreyfus Institutional Preferred Money Market Funds
27)     Dreyfus Institutional Short Term Treasury Fund
28)     Dreyfus Insured Municipal Bond Fund, Inc.
29)     Dreyfus Intermediate Municipal Bond Fund, Inc.
30)     Dreyfus International Funds, Inc.
31)     Dreyfus Investment Grade Bond Funds, Inc.
32)     Dreyfus Investment Portfolios
33)     The Dreyfus/Laurel Funds, Inc.
34)     The Dreyfus/Laurel Funds Trust
35)     The Dreyfus/Laurel Tax-Free Municipal Funds
36)     Dreyfus LifeTime Portfolios, Inc.
37)     Dreyfus Liquid Assets, Inc.
38)     Dreyfus Massachusetts Intermediate Municipal Bond Fund
39)     Dreyfus Massachusetts Municipal Money Market Fund
40)     Dreyfus Massachusetts Tax Exempt Bond Fund
41)     Dreyfus MidCap Index Fund
42)     Dreyfus Money Market Instruments, Inc.
43)     Dreyfus Municipal Bond Fund, Inc.
44)     Dreyfus Municipal Cash Management Plus
45)     Dreyfus Municipal Money Market Fund, Inc.
46)     Dreyfus New Jersey Intermediate Municipal Bond Fund
47)     Dreyfus New Jersey Municipal Bond Fund, Inc.
48)     Dreyfus New Jersey Municipal Money Market Fund, Inc.
49)     Dreyfus New Leaders Fund, Inc.
50)     Dreyfus New York Municipal Cash Management
51)     Dreyfus New York Tax Exempt Bond Fund, Inc.
52)     Dreyfus New York Tax Exempt Intermediate Bond Fund
53)     Dreyfus New York Tax Exempt Money Market Fund
54)     Dreyfus U.S. Treasury Intermediate Term Fund
55)     Dreyfus U.S. Treasury Long Term Fund
56)     Dreyfus 100% U.S. Treasury Money Market Fund
57)     Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58)     Dreyfus Pennsylvania Municipal Money Market Fund
59)     Dreyfus Premier California Municipal Bond Fund
60)     Dreyfus Premier Equity Funds, Inc.
61)     Dreyfus Premier International Funds, Inc.
62)     Dreyfus Premier GNMA Fund
63)     Dreyfus Premier Opportunity Funds
64)     Dreyfus Premier Worldwide Growth Fund, Inc.
65)     Dreyfus Premier Municipal Bond Fund
66)     Dreyfus Premier New York Municipal Bond Fund
67)     Dreyfus Premier State Municipal Bond Fund
68)     Dreyfus Premier Value Equity Funds
69)     Dreyfus Short-Intermediate Government Fund
70)     Dreyfus Short-Intermediate Municipal Bond Fund
71)     The Dreyfus Socially Responsible Growth Fund, Inc.
72)     Dreyfus Stock Index Fund
73)     Dreyfus Tax Exempt Cash Management
74)     The Dreyfus Premier Third Century Fund, Inc.
75)     Dreyfus Treasury Cash Management
76)     Dreyfus Treasury Prime Cash Management
77)     Dreyfus U.S. Mortgage Securities Fund
78)     Dreyfus Variable Investment Fund
79)     Dreyfus Worldwide Dollar Money Market Fund, Inc.
80)     General California Municipal Bond Fund, Inc.
81)     General California Municipal Money Market Fund
82)     General Government Securities Money Market Funds, Inc.
83)     General Money Market Fund, Inc.
84)     General Municipal Bond Fund, Inc.
85)     General Municipal Money Market Funds, Inc.


(b)

                                                                                                 Positions and
Name and principal                                                                               Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------


Thomas F. Eggers *                    Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
Thomas E. Winnick *                   Director                                                   None
Charles Cardona *                     Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
Jude C. Metcalfe **                   Executive Vice President                                   None
Michael Millard **                    Executive Vice President and Director                      None
Irene Papadoulis **                   Director                                                   None
Noreen Ross*                          Executive Vice President                                   None
David K. Mossman **                   Executive Vice President                                   None
Prasanna Dhore*                       Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
James Book ****                       Senior Vice President                                      None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      None
Joseph Ecks +                         Senior Vice President                                      None
Lawrence S. Kash *                    Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Jeffrey Cannizzaro *                  Vice President - Compliance                                None
John Geli **                          Vice President                                             None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                None
Janice Hayles *                       Vice President                                             None
Tracy Hopkins *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
B.J. Ralston **                       Vice President                                             None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
Bret Young *                          Vice President                                             None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim                           Assistant Secretary                                        None


*    Principal business address is 200 Park Avenue, New York, NY 10166.
**   Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***  Principal business address is 6500 Wilshire Boulevard, 8th Floor, Los Angles, CA 90048.
**** Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
+    Principal business address is One Boston Place, Boston, MA 02108.


Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

               2.     Dreyfus Transfer, Inc.
                      P.O. Box 9671
                      Providence, Rhode Island 02940-9671

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None



                                  SIGNATURES
                                 -------------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on THE __th day of April, 2002.

                    DREYFUS INSTITUTIONAL MONEY MARKET FUND

                          BY: /S/ STEPHEN E. CANTER*
                                  ------------------
                                 Stephen E. Canter, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signatures                  Title                            Date


/S/ STEPHEN E. CANTER          *       President                        04/26/02
    ---------------------------        (Principal Executive Officer)
    Stephen E. Canter

/S/ JIM WINDELS                *       Vice President and Treasurer     04/26/02
    ---------------------------        (Principal Financial and
    Jim WIndels                        Accounting Officer)


/S/ Joseph S. DiMartino        *       Chairman of the Board            04/26/02
    ---------------------------        of Directors
    Joseph S. DiMartino

/S/ David P. Feldman           *       Director                         04/26/02
    ---------------------------
    David P. Feldman

/S/ James F. Henry             *       Director                         04/26/02
    ---------------------------
    James F. Henry

/S/ Rosalind G. Jacobs         *       Director                         04/26/02
    --------------------------
    Rosalind G. Jacobs

/S/ Paul A. Marks              *       Director                         04/26/02
    --------------------------
    Paul A. Marks

/S/ Martin Peretz              *       Director                         04/26/02
    --------------------------
    Martin Peretz

/S/ Bert W. Wasserman          *       Director                         04/26/02
    --------------------------
    Bert W. Wasserman


*BY:      /S/ROBERT R. MULLERY
          ---------------------
            Robert R. Mullery
            Attorney-in-Fact





                        INDEX OF EXHIBITS

      EXHIBITS

      (g) (2)   Amendment to Custody Agreement

      (g) (3)   Foreign Custody Manager Agreement

      OTHER EXHIBITS

      (a)   Powers of Attorney

      (b)   Certificate of Assistant Secretary

      G12-038-195